Exhibit 99.1 Schedule 3

Seller	TPR Id	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XX	126811	XX	Closed	2022-08-29 20:01	2022-08-31 18:54	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured-PCCD added to review, and reimbursement was applied. Cured. - Due Diligence Vendor-08/31/2022

Ready for Review-Document Uploaded.  - Seller-08/31/2022

Open-Please provide a cute for the $2450 tolerance for the Deed Transfer Tax on the Post Consumation Closing Disclosure - Due Diligence Vendor-08/29/2022

															Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,450.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-08/29/2022	Ready for Review-Document Uploaded. - Seller-08/31/2022	Cured-PCCD added to review, and reimbursement was applied. Cured. - Due Diligence Vendor-08/31/2022	Dailey cure.pdf			FL	Primary Residence	Refinance	Cash Out - Other	XX	N/A	N/A
XX	126811	XX	Closed	2022-08-15 16:10	2022-08-22 19:28	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Property Tax Cert	Resolved-Final 1003 and 1008 updated to reflect monthly tax of 305.29 - Due Diligence Vendor-08/22/2022

Ready for Review-Document Uploaded. Corrected monthly tax payment - Seller-08/19/2022

															Open-Please advise, tax cert on page 91 of credit package shows annual amount of 3663.44, paid 3553.54 due to discount, 3553.54/12=296.13, 1008/1003 show a monthly amount due of 601.42 - Due Diligence Vendor-08/15/2022	Ready for Review-Document Uploaded. Corrected monthly tax payment - Seller-08/19/2022	Resolved-Final 1003 and 1008 updated to reflect monthly tax of 305.29 - Due Diligence Vendor-08/22/2022	AUDIT CONDITIONS(29).pdf			FL	Primary Residence	Refinance	Cash Out - Other	XX	N/A	N/A
XX	126811	XX	Closed	2022-08-15 15:41	2022-08-19 12:56	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-The Final 1003 is Present - Due Diligence Vendor-08/19/2022

Ready for Review-Document Uploaded.  - Seller-08/18/2022

															Open-Final 1003 missing LO signature, please provide - Due Diligence Vendor-08/15/2022	Ready for Review-Document Uploaded. - Seller-08/18/2022	Resolved-The Final 1003 is Present - Due Diligence Vendor-08/19/2022	Final 1003 Daily1.pdf			FL	Primary Residence	Refinance	Cash Out - Other	XX	N/A	N/A
XX	135931	XX			Closed	2022-10-05 10:42	2022-10-05 14:55	Waived	2 - Non-Material	B	B	Credit	Credit	Total Reserves Requirement not met	Waived-Total Reserves Requirement not met Exception is available on page no 4CR 1 month less reserves (total 5 months) - Due Diligence Vendor-10/05/2022		Waived-Total Reserves Requirement not met Exception is available on page no 4CR 1 month less reserves (total 5 months) - Due Diligence Vendor-10/05/2022			5 years at same business Residual Income exceeds $3,500	GA	Primary Residence	Purchase	NA	XX	Originator Pre-Close	Yes